COMMON STOCK AND STOCK INCENTIVE PLANS - Unvested Restricted Awards (Details) - Restricted Stock $ / shares in Units, shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares
Restricted stock awards
Ratio for grant of stock awards that is deducted from the shares available for grant	1
Shares
Total nonvested restricted stock at the beginning of the period (in shares) | shares	1,056	1,481	1,713
Granted (in shares) | shares	1,124	422	808
Vested (in shares) | shares	(624)	(427)	(603)
Forfeited (in shares) | shares	(118)	(420)	(437)
Total nonvested restricted stock at the end of the period (in shares) | shares	1,438	1,056	1,481
Weighted average grant date fair value
Total nonvested restricted stock at the beginning of the period (in dollars per share) | $ / shares	$ 2.72	$ 2.90	$ 3.08
Granted (in dollars per share) | $ / shares	2.19	2.47	2.76
Vested (in dollars per share) | $ / shares	2.77	3.07	3.15
Forfeited (in dollars per share) | $ / shares	2.70	2.76	3.02
Total nonvested restricted stock at the end of the period (in dollars per share) | $ / shares	$ 2.28	$ 2.72	$ 2.90
Fair value of restricted stock awards vested | $	$ 1.7	$ 1.3	$ 1.9
Minimum
Restricted stock awards
Vesting period	1 year
Maximum
Restricted stock awards
Vesting period	4 years